Significant related party transactions - Transactions with Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Whalefin Technologies Ltd
Significant related parties transactions and balances
Revenue generated		$ 15,074
Cost of revenue		3,278
Service income	$ 71	49
Lead Accelerating Limited
Significant related parties transactions and balances
Revenue generated	4,199	7,296
Cost of revenue	48	8
AG Global Technology Limited Inc.
Significant related parties transactions and balances
Revenue generated	5,396
Cost of revenue	1,779
Proton Fund SPC
Significant related parties transactions and balances
Revenue generated	2,198	3,163
Axiom AI Limited
Significant related parties transactions and balances
Revenue generated	3	758
Service income	49
RigSec Technology Limited
Significant related parties transactions and balances
Revenue generated	4	62
Service fee	180
Gamma Digital Ltd
Significant related parties transactions and balances
Revenue generated	3	3
Amber ALIR Holding Limited
Significant related parties transactions and balances
Cost of revenue	11
Service income	6
Amber Technologies Service Pte Ltd
Significant related parties transactions and balances
Service income	77	$ 25
AAC Global Holding Limited
Significant related parties transactions and balances
Service income	48
Amber Technologies North America Ltd
Significant related parties transactions and balances
Outsourcing/support services provided	665
Amber AI Ltd
Significant related parties transactions and balances
Outsourcing/support services provided	859
Amber AI Service Ltd
Significant related parties transactions and balances
Outsourcing/support services provided	1,482
Amber AM Limited
Significant related parties transactions and balances
Outsourcing/support services provided	$ 75